Summary of Significant Accounting Policies (Details) - Schedule of major equipment is calculated under the straight-line method to allocate their cost less their residual values over their estimated useful lives
12 Months Ended
Dec. 31, 2021
Buildings and facilities [Member] | Bottom of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of major equipment is calculated under the straight-line method to allocate their cost less their residual values over their estimated useful lives [Line Items]
Estimated useful lives of the assets	3 years
Buildings and facilities [Member] | Top of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of major equipment is calculated under the straight-line method to allocate their cost less their residual values over their estimated useful lives [Line Items]
Estimated useful lives of the assets	50 years
Machinery and equipment [Member] | Bottom of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of major equipment is calculated under the straight-line method to allocate their cost less their residual values over their estimated useful lives [Line Items]
Estimated useful lives of the assets	2 years
Machinery and equipment [Member] | Top of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of major equipment is calculated under the straight-line method to allocate their cost less their residual values over their estimated useful lives [Line Items]
Estimated useful lives of the assets	10 years
Vehicles [Member] | Bottom of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of major equipment is calculated under the straight-line method to allocate their cost less their residual values over their estimated useful lives [Line Items]
Estimated useful lives of the assets	2 years
Vehicles [Member] | Top of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of major equipment is calculated under the straight-line method to allocate their cost less their residual values over their estimated useful lives [Line Items]
Estimated useful lives of the assets	10 years
Furniture and fixtures [Member] | Bottom of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of major equipment is calculated under the straight-line method to allocate their cost less their residual values over their estimated useful lives [Line Items]
Estimated useful lives of the assets	2 years
Furniture and fixtures [Member] | Top of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of major equipment is calculated under the straight-line method to allocate their cost less their residual values over their estimated useful lives [Line Items]
Estimated useful lives of the assets	10 years
Other equipment [Member] | Bottom of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of major equipment is calculated under the straight-line method to allocate their cost less their residual values over their estimated useful lives [Line Items]
Estimated useful lives of the assets	2 years
Other equipment [Member] | Top of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of major equipment is calculated under the straight-line method to allocate their cost less their residual values over their estimated useful lives [Line Items]
Estimated useful lives of the assets	10 years